Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000006392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Arizona Fund (Class A) – including sales charge
Account Value	$ 11,973.83	$ 11,973.83	$ 11,973.83	$ 10,846.97	$ 11,164.28	$ 12,553.23	$ 11,669.09	$ 11,462.56	$ 10,660.72	$ 10,544.08	$ 10,519.5	$ 9,850.14	$ 9,549.62
Average Annual Return, Percent	5.43%	(0.06%)	1.82%
C000006392 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Arizona Fund (Class A) – excluding sales charge
Average Annual Return, Percent	10.39%	0.86%	2.29%
C000006394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Arizona Fund (Class C) – including sales charge
Account Value	$ 11,635.32	$ 11,635.32	$ 11,635.32	10,610.69	11,012.79	12,471.63	11,683.53	11,563.41	10,836.36	10,798.03	10,862.23	10,239.51	10,000
Average Annual Return, Percent	8.66%	0.11%	1.53%
C000006394 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Arizona Fund (Class C) – excluding sales charge
Average Annual Return, Percent	9.66%	0.11%	1.53%
C000135922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Arizona Fund (Institutional Class) – including sales charge
Account Value	$ 12,854.66	$ 12,854.66	$ 12,854.66	11,615.97	11,925.82	13,375.86	12,402.21	12,152.17	11,274.16	11,123.09	11,078.85	10,339.48	10,000
Average Annual Return, Percent	10.66%	1.12%	2.54%
C000135922 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Tax-Free Arizona Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	10.66%	1.12%	2.54%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 11,979.13	$ 11,778.36	$ 12,891.17	$ 12,467.77	$ 12,077.01	$ 11,108.44	$ 11,054.46	$ 10,957.66	$ 10,252.48	$ 10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%